Profit and loss information - Income tax Narrative (Details) € in Millions	6 Months Ended
Sep. 30, 2023 EUR (€)
Analysis of income and expense [abstract]
Adjustments For Revised Estimate Of Deferred Tax On Amortization Of Intangible Assets From Past Business Combination	€ 1.6
Adjustments To Tax Loss Carried Forward	€ (1.3)